Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Other taxes payable	$ 490,289	$ 463,252
Accrued payroll and employee benefits	67,772	59,950
Payable to a third party		402,661
Deposits		5,485
Others	27,649	20,855
Total accrued expenses and other current liabilities	$ 585,710	$ 952,203